Acquired intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2014
Acquired Intangible Assets, Net

Acquired intangible assets, net consisted of the following:

	December 31,
	2013	2014
Distribution networks	$2,329,849	$2,329,849
Trademarks	2,928,365	2,925,453

	$5,258,214	$5,255,302
Less: accumulated amortization	(3,777,851)	(4,076,635)

	$1,480,363	$1,178,667